Leases	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Leases
8. Leases
Operating Leases
In July 2017, the Company entered into a lease of office and laboratory space at 100 Binney Street in Cambridge, Massachusetts for the Company’s corporate headquarters. The lease commenced in March 2018 and rent commenced in June 2018. This lease had an original term of eight years with an option to extend for one additional three-year period.
Upon commencement of the lease, the Company recorded an operating lease liability in the amount of $9.5 million and related operating lease right-of-use
asset in the amount of $9.8 million. Upfront payments totaling $0.3 million for rent and tenant improvements were included as a reduction in the calculation of the lease liability amount upon the commencement of the lease. There were no tenant obligation payments made for leasehold improvements for the periods ended December 31, 2021 and 2020. The fixed annual rent payable under the lease was $1.7 million, increasing by 3% annually from the rent commencement date. The minimum rent payments to be paid over the original term of the lease totaled $15.6 million. The additional rental payments associated with the renewal option are not included in the calculation of the operating lease right-of-use
asset and associated operating lease liability as the renewal is not considered probable of occurring. The lease agreement required the Company to provide a letter of credit for $0.6 million that is collateralized with cash that is recorded as restricted cash in the accompanying balance sheet.
In September 2019, the Company entered into a new lease for office and laboratory space at 201 Brookline Avenue in Boston, Massachusetts. As of December 31, 2021, the space was undergoing construction and the lease is expected to commence for accounting purposes in the first half of 2022. The Company is not deemed to be the accounting owner of the construction project due to the nature of the work being performed and the Company’s lack of control over the project. In conjunction with executing the lease, the Company provided the landlord a letter of credit for $1.7 million. The letter of credit is collateralized with cash that is recorded as restricted cash in the accompanying balance sheet as of December 31, 2021. In January 2022, the Company provided an additional letter of credit in the amount of $1.7 million for the remaining security deposit balance on the lease.
Upon commencement of the 201 Brookline Avenue lease, the Company will determine the appropriate classification of the lease, the amount of the associated lease liability and the amount of the right-of-use
asset that will be recognized on the balance sheet. The lease has a non-cancelable
term of ten years with an option to extend for up to two five-year periods. The fixed annual rent payable under the lease is $5.1 million, increasing by 3% annually from the rent commencement date. The Company is entitled to a tenant improvements allowance of up to $12.7 million.
In November 2021, the Company entered into a lease termination agreement for the leased office and laboratory space at 100 Binney Street in Cambridge, Massachusetts. The lease termination agreement is a modification of the original lease agreement that provides for, among other things, the acceleration of the expiration of the original term of the lease from June 30, 2026 to an earlier lease termination date, for which the earlier date shall be no later than October 15, 2022.
The execution of the lease termination agreement resulted in reductions to the associated lease liability and right-of-use
asset balances of $5.3 million and $5.2 million, respectively, in the fourth quarter of 2021. The $0.6 million letter of credit associated with the lease and recorded as restricted cash on the balance sheet as of December 31, 2021 will be returned to the Company on the last day of the modified lease term.
The Company’s rent payments for the lease at 100 Binney Street are classified as operating lease costs in the chart below. The lease is a net lease and therefore the non-lease
components, such as common area maintenance, are paid separately from rent based on actual costs incurred; therefore, the non-lease
components are not included in the
right-of-use
asset and liability and are reflected as an expense in the period incurred. The non-lease
components are classified as variable costs in the chart below. As of December 31, 2021 and 2020, assets under the operating lease totaled $1.3 million and $7.5 million, respectively. The elements of lease cost were as follows:

	Year Ended December 31,
Operating leases	2021	2020
Operating lease cost	$1,889	$1,889
Short-term lease cost	133	93
Variable lease cost	673	643

Total operating lease costs	$2,695	$2,625

Other information	December 31, 2021	December 31, 2020
Operating cash flows used for operating leases	$1,835	$1,782
Weighted average remaining lease term in years	0.9	5.5
Weighted average discount rate	12%	12%
Future minimum lease payments under leases that have commenced as of December 31, 2021 are as follows:

Year Ended December 31,	Maturity of Lease Liabilities
2021	$1,572
Thereafter	—

Total lease payments	1,572
Less: imputed interest	(69)

Total operating lease liabilities	$1,503